Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Carrying Amounts and Fair values of Group's Financial Instruments
Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the interim condensed consolidated financial statements.

Euros in thousands		Carrying amount		Fair value
	IFRS 9	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
Financial assets
Bonds*	other financial assets at amortized cost	59,253	12,123	58,897	12,113
Accounts receivable	other financial assets at amortized cost	961	682	961	682
Other current/non-current assets	other financial assets at amortized cost	2,065	691	2,065	691

Total financial assets**		62,279	13,496	61,923	13,486

Financial liabilities
Accounts payable	other financial liabilities at amortized cost	13,284	11,624	13,284	11,624
Other current liabilities	other financial liabilities at amortized cost	1,336	727	1,336	727
Other financial liabilities	At fair value through profit or loss (FVTPL)	14,116	27,859	14,116	27,859

Total financial liabilities		28,736	40,210	28,736	40,210

*	Bonds are classified within Other financial assets.
**	Financial assets, other than cash and cash equivalents.